Invesco ETFs 3500 Lacey Road, Suite 700
Downers Grove, IL 60515

September 11, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Invesco Exchange-Traded Self-Indexed Fund Trust

1933 Act Registration No. 333-221046

1940 Act Registration No. 811-23304

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) that the Prospectuses for the series of the Trust identified in Schedule A of this correspondence and the Statement of Additional Information for the series of the Trust identified in Schedule B of this correspondence that would have been filed under Rule 497(c) of the 1933 Act do not differ from that contained in Post-Effective Amendment No. 53 to the Trust’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 53 is the most recent Amendment to the Trust’s Registration Statement which was filed electronically with the Securities and Exchange Commission on September 4, 2019.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (630) 315-2349.

Very truly yours,

/s/ Abigail Murray

Abigail Murray
Senior Counsel

800 983 0903    invesco.com/ETFs    @InvescoETFs

Schedule A

Invesco BulletShares 2027 High Yield Corporate Bond ETF

Invesco BulletShares 2029 Corporate Bond ETF

Schedule B

Invesco BulletShares 2029 Corporate Bond ETF